Segment and corporate information (Tables)	12 Months Ended
Dec. 31, 2024
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information
in € THOUS
	Care	Care	Total	Inter-segment
	Delivery	Enablement	Segment	eliminations	Corporate	Total
2024
Revenue from health care services(1)	13,471,363	—	13,471,363	—	—	13,471,363
Revenue from health care products(1)	189,733	3,996,462	4,186,195	—	—	4,186,195
Revenue from contracts with customers(1)	13,661,096	3,996,462	17,657,558	—	—	17,657,558
Revenue from insurance contracts(1)	1,614,024	—	1,614,024	—	—	1,614,024
Revenue from lease contracts(1)	—	64,327	64,327	—	—	64,327
Revenue from external customers	15,275,120	4,060,789	19,335,909	—	—	19,335,909
Inter-segment revenue	—	1,495,745	1,495,745	(1,495,745)	—	—
Revenue	15,275,120	5,556,534	20,831,654	(1,495,745)	—	19,335,909
Costs of revenue	(12,120,133)	(3,915,405)	(16,035,538)	1,471,547	(15,266)	(14,579,257)
Research and development	(41)	(183,449)	(183,490)	—	(3)	(183,493)
Operating income (loss)	1,189,819	267,098	1,456,917	(16,571)	(47,951)	1,392,395
Interest						(335,469)
Income before income taxes						1,056,926
Depreciation and amortization	(1,045,180)	(462,507)	(1,507,687)	44,073	(71,922)	(1,535,536)
Impairment loss	(185,156)	(21,555)	(206,711)	—	(10)	(206,721)
Income (loss) from equity method investees	134,875	—	134,875	—	—	134,875
Total assets(1)	43,399,009	14,685,989	58,084,998	(35,330,991)	10,812,572	33,566,579
thereof investment in equity method investees(1)	620,831	—	620,831	—	—	620,831
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	883,079	506,501	1,389,580	(56,301)	41,450	1,374,729

2023
Revenue from health care services(1)	14,166,796	—	14,166,796	—	—	14,166,796
Revenue from health care products(1)	184,021	3,795,101	3,979,122	—	—	3,979,122
Revenue from contracts with customers(1)	14,350,817	3,795,101	18,145,918	—	—	18,145,918
Revenue from insurance contracts(1)	1,227,140	—	1,227,140			1,227,140
Revenue from lease contracts(1)	—	80,559	80,559	—	—	80,559
Revenue from external customers	15,577,957	3,875,660	19,453,617	—	—	19,453,617
Inter-segment revenue	—	1,469,768	1,469,768	(1,469,768)	—	—
Revenue	15,577,957	5,345,428	20,923,385	(1,469,768)	—	19,453,617
Costs of revenue	(12,151,346)	(3,834,084)	(15,985,430)	1,457,064	(246)	(14,528,612)
Research and development	(42)	(231,656)	(231,698)	—	(272)	(231,970)
Operating income (loss)	1,515,812	(66,521)	1,449,291	(12,705)	(67,148)	1,369,438
Interest						(336,423)
Income before income taxes						1,033,015
Depreciation and amortization	(1,125,625)	(457,497)	(1,583,122)	41,079	(70,694)	(1,612,737)
Impairment loss	(89,963)	(49,154)	(139,117)	—	(117)	(139,234)
Income (loss) from equity method investees	115,354	6,431	121,785	—	—	121,785
Total assets(1)	41,713,669	13,392,422	55,106,091	(31,135,993)	9,959,710	33,929,808
thereof investment in equity method investees(1)	642,928	—	642,928	—	—	642,928
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	776,134	528,769	1,304,903	(31,118)	42,953	1,316,738

2022
Revenue from health care services(1)	14,566,485	—	14,566,485	—	—	14,566,485
Revenue from health care products(1)	174,903	3,701,418	3,876,321	—	—	3,876,321
Revenue from contracts with customers(1)	14,741,388	3,701,418	18,442,806	—	—	18,442,806
Revenue from insurance contracts(1)	851,584	—	851,584			851,584
Revenue from lease contracts(1)	—	103,627	103,627	—	—	103,627
Revenue from external customers	15,592,972	3,805,045	19,398,017	—	—	19,398,017
Inter-segment revenue	—	1,548,091	1,548,091	(1,548,091)	—	—
Revenue	15,592,972	5,353,136	20,946,108	(1,548,091)	—	19,398,017
Costs of revenue	(12,195,436)	(3,857,164)	(16,052,600)	1,548,272	—	(14,504,328)
Research and development	(3,908)	(224,716)	(228,624)	—	—	(228,624)
Operating income (loss)	1,686,296	(29,809)	1,656,487	181	(144,913)	1,511,755
Interest						(292,476)
Income before income taxes						1,219,279
Depreciation and amortization	(1,215,032)	(461,797)	(1,676,829)	14,743	(56,716)	(1,718,802)
Impairment loss	(85,009)	(31,381)	(116,390)	—	(3,171)	(119,561)
Income (loss) from equity method investees	72,809	(6,553)	66,256	—	303	66,559
Total assets(1)	40,550,380	14,114,579	54,664,959	(27,347,432)	8,436,587	35,754,114
thereof investment in equity method investees(1)	440,924	332,800	773,724	—	—	773,724
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	810,028	475,495	1,285,523	(19,592)	52,490	1,318,421
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.

Schedule of geographic operations

Geographic presentation
in € THOUS
			Rest of
	Germany	U.S.	the world	Total
2024
Revenue from external customers	478,962	13,667,244	5,189,703	19,335,909
Long-lived assets	1,866,455	19,681,537	3,072,517	24,620,509

2023
Revenue from external customers	484,238	13,506,250	5,463,129	19,453,617
Long-lived assets	2,053,635	18,932,918	3,255,850	24,242,403

2022
Revenue from external customers	487,281	13,380,091	5,530,645	19,398,017
Long-lived assets	1,517,741	20,833,093	4,188,962	26,539,796